GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets
Goodwill	$ 950		$ 950	$ 950	$ 950
Intangible assets			40
Accumulated amortization	36		35	32
Other Intangible Assets	1		1	0
Amortization expense	1	$ 1	3	3	$ 3
ITCTransmission
Goodwill and Intangible Assets
Goodwill	173		173	173
METC
Goodwill and Intangible Assets
Goodwill	454		454	454
Intangible assets	25		26
Accumulated amortization	34		33
METC | Regulatory Deferrals
Goodwill and Intangible Assets
Intangible assets			$ 18	20
Intangible asset, useful life			20 years
METC | ADIT Deferral
Goodwill and Intangible Assets
Intangible assets			$ 8	8
Intangible asset, useful life			18 years
ITC Midwest
Goodwill and Intangible Assets
Goodwill	323		$ 323	323
ITC Great Plains
Goodwill and Intangible Assets
Intangible assets	14		14	15
Accumulated amortization	$ 2		$ 2	$ 1
Intangible asset, useful life			50 years